Other (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Component Of Other Expense Income Nonoperating [Line Items]
Royalty (income), net	$ (1,843)	$ (1,195)	$ (2,069)
Loss on Brazil operational repositioning			6,087
Loss on Kemrock conversion option			9,030
(Income) loss related to unconsolidated equity affiliates	(2,023)	(2,888)	44,671
Other (income) expense, net	$ (3,866)	$ (4,083)	$ 57,719